Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended		0 Months Ended
	Feb. 17, 2011	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 13, 2013	Jan. 24, 2013	Nov. 02, 2012	Oct. 18, 2012	Aug. 30, 2013	Jan. 24, 2013	May 13, 2013	Mar. 21, 2013	Feb. 15, 2013	Dec. 19, 2013
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Number of Equity Units Sold During Period	4,000
Equity Units Sold During Period, Price Per Unit (in Dollars per share)	$ 900
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 3,600,000
Payments of Stock Issuance Costs (in Dollars)	532,000		36,618	55,919	91,981	228,180
Convertible Preferred Stock, Shares Issued upon Conversion								1,500,000				1,500,000
Redeemable Preferred Stock Dividends (in Dollars)		501,304		875,304	875,304	362,903
Common Stock, Shares, Issued					116,339,293	26,924,643
Convertible Notes Payable (in Dollars)			715,198		442,084						200,000					250,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)		500,000		500,000
Securities Pledged as Collateral [Member] | Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Shares Issued		50		50
Debt Instrument, Collateral Fee (in Dollars)		50,000
Series B Preferred Stock [Member] | Additional Financing [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion											21,020,232
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.05	$ 0.05			$ 0.02	$ 0.05	$ 0.05
Preferred Stock, Convertible, Conversion Price Floor (in Dollars per share)										$ 0.01
Series B Preferred Stock [Member] | First Year [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage					4.00%
Series B Preferred Stock [Member] | Second Year and Thereafter [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage					8.00%
Series B Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			21,020,015
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.03	$ 0.08			$ 0.03	$ 0.08	$ 0.03
Preferred Stock, Shares Outstanding							467						467
Preferred Stock, Convertible, Conversion Price Floor (in Dollars per share)										$ 0.10
Conversion of Stock, Shares Converted			467
Series C Preferred Stock [Member] | Additional Financing [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Share Price (in Dollars per share)									$ 0.08
Convertible Preferred Stock, Shares Issued upon Conversion											4,333,350
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.03	$ 0.05	$ 0.08		$ 0.02	$ 0.05	$ 0.03
Preferred Stock, Shares Outstanding							260						260
Common Stock, Shares, Issued							260						260
Series C Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage					8.00%
Preferred Stock, Number of Shares Designated as Preferred Stock										1,750
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.001
Preferred Stock, Stated Value (in Dollars per share)										$ 1,000
Share Price (in Dollars per share)								$ 0.05	$ 0.08	$ 0.155		$ 0.05
Debt Covenants, Maximum Indebtedness Amount (in Dollars)					5,000,000
Securities Purchase Agreement, Maximum Number of Shares Issued										1,245
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)										1,245,000
Preferred Stock, Number of Shares Issued During Period								75	350	750
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)								75,000	350,000	750,000
Convertible Preferred Stock, Shares Issued upon Conversion			4,333,350					1,500,000	4,375,000			1,500,000
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.03	$ 0.08	$ 0.155		$ 0.03	$ 0.08	$ 0.03
Preferred Stock, Shares Outstanding							87	720	750			720	87
Preferred Stock, Shares Issued							260	720	362,903		147	720	260
Redeemable Preferred Stock Dividends (in Dollars)							104,000				36,000	270,000
Conversion of Stock, Shares Converted			87
Series D Preferred Stock [Member] | Additional Financing [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Convertible Preferred Stock, Conversion Price (in Dollars per share)											$ 0.02
Series D Preferred Stock [Member] | Maximum [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Securities Purchase Agreement, Maximum Multiplication Number							3.34						3.34		1.67
Series D Preferred Stock [Member]
Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend (Details) [Line Items]
Preferred Stock, Stated Value (in Dollars per share)															$ 1,000
Securities Purchase Agreement, Maximum Number of Shares Issued															1,180
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)															1,000,000
Preferred Stock, Number of Shares Issued During Period													583	167	150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)													175,000	100,000	150,000
Convertible Preferred Stock, Shares Issued upon Conversion			43,000,000
Convertible Preferred Stock, Conversion Price (in Dollars per share)							$ 0.03				$ 0.10		$ 0.03
Preferred Stock, Shares Outstanding											930
Preferred Stock, Shares Issued											147
Redeemable Preferred Stock Dividends (in Dollars)											465,077
Securities Purchase Agreement, Maximum Multiplication Number							3.34						3.34		1.67
Convertible Notes Payable (in Dollars)											200,000
Debt Instrument, Collateral Fee (in Dollars)		$ 50,000
Conversion of Stock, Shares Converted			860